Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ equity

14. Shareholders’ equity

In July 2023, 100 new ADSs were issued in an ATM Offering, and the Company recorded an increase in common stock, no par value of €531.

For the year ended December 31, 2023, the Company accrued €739,884 as the fair value of stock options granted as per the Equity Incentive Plan 2021-2025. (See Note 15. Share-based compensation for more details.)

At December 31, 2023, the Company had 18,216,958 ordinary shares issued and outstanding with approximately 1.8 million ordinary shares reserved for the Plan.

In March 2024, 72,908 new ordinary shares were issued pursuant to the Sales Agreement and the Company recorded an increase in common stock, no par value of €270,885.

For the year ended December 31, 2024, the Company accrued €847,255 as the fair value of stock options granted as per the Plan. (See Note 15. Share-based compensation for more details.)

At December 31, 2024, the Company had 18,289,866 common shares issued and outstanding with approximately 1.8 million ordinary shares reserved for the Plan.

In March 2025, 856,602 new ordinary shares were issued pursuant to the ATM, and the Company recorded an increase in common stock no par value of €2,977,060.

In October 2025, 4,285,715 new ordinary shares were issued pursuant to the Registered Direct Offering, and the Company recorded an increase in common stock, no par value of €11,810,398.

For the year ended December 31, 2025, the Company accrued €1,009,738 as the fair value of stock options granted as per the Plan. (See Note 15. Share-based compensation for more details.)

At December 31, 2025, the Company had 23,432,183 ordinary shares issued and outstanding with approximately 2.3 million ordinary shares reserved for the Plan.

Weighted average shares

The calculation was performed by taking the number of shares outstanding during each period and weighting them by the number of days such shares were outstanding. For the years ended December 31, 2025, 2024 and 2023, the weighted average number of the Company’s ordinary shares, no par value, was 19,710,187, 18,273,490 and 18,216,907 respectively.